Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets
12.	Goodwill and Other Intangible Assets
The following table summarizes the changes in the carrying amount of goodwill related to continuing operations (in millions):

	Americas	EMEA	Asia Pacific	Total
Balance at January 1, 2020
Goodwill	$7,884.6	$1,333.8	$553.4	$9,771.8
Accumulated impairment losses	(7.7)	(567.0)	—	(574.7)

	7,876.9	766.8	553.4	9,197.1
Other acquisitions	129.8	10.9	8.9	149.6
Currency translation	74.7	18.2	13.5	106.4
Impairment	—	(470.0)	—	(470.0)

Balance at December 31, 2020
Goodwill	8,089.1	1,362.9	575.8	10,027.8
Accumulated impairment losses	(7.7)	(1,037.0)	—	(1,044.7)

	8,081.4	325.9	575.8	8,983.1
Purchase accounting adjustments	15.4	5.2	2.3	22.9
Other acquisitions	2.4	—	—	2.4
Currency translation	(61.1)	(13.8)	(14.1)	(89.0)

Balance at December 31, 2021
Goodwill	8,045.8	1,354.3	564.0	9,964.1
Accumulated impairment losses	(7.7)	(1,037.0)	—	(1,044.7)

	$8,038.1	$317.3	$564.0	$8,919.4

We perform our annual test of goodwill impairment in the fourth quarter of every year. In connection with the 2021 annual goodwill impairment test in the fourth quarter of 2021, we estimated the fair value of our Americas Orthopedics, Americas CMFT, EMEA, and Asia Pacific reporting units using the income and market approaches. In the annual 2021 test, all our reporting units exceeded their carrying values by more than 20 percent.
As discussed further in Note 11, we purchased A&E Medical and Relign during the year ended December 31, 2020, resulting in additional goodwill in 2020 and subsequent fair value adjustments recognized in 2021 as well.
As of March 31, 2020, we tested two of our reporting units for impairment due to: i) the significant adverse effect the
COVID-19
pandemic was expected to have on our operating results, and ii) a change in reportable segments in the first quarter of 2020, which changed the cash flows and asset compositions of certain reporting units. This resulted in a goodwill impairment charge of $470.0 million recognized for our EMEA reporting unit. The remaining two reporting units with goodwill assigned to them were not tested for impairment as we concluded it is more likely than not the fair value of these reporting units exceeded their carrying value.
The impairment charge of $470.0 million in our EMEA reporting unit was primarily due to the
COVID-19
pandemic and reportable segment change. The
COVID-19
pandemic has had a significant adverse effect on both the operational and non-operational
assumptions used to estimate the fair value of our EMEA reporting unit. The significant decline in our share price and that of most other publicly-traded companies resulted in us utilizing a higher risk-adjusted discount rate compared to the rate used in our previous annual goodwill impairment test to discount our future estimated cash flows to present value. On an operational basis, due to the deferral of elective surgical procedures, at the time of March 31, 2020 impairment test, we estimated that our cash flows in 2020 would be significantly lower than previously estimated in our prior annual goodwill impairment test. The change in reportable segments resulted in additional impairment due to additional assets being allocated to the EMEA reporting unit. As of December 31, 2021, $317.3 million of goodwill remained in the EMEA reporting unit.
The second reporting unit we tested for impairment, Americas CMFT, had an estimated fair value that exceeded its carrying value by less than 5 percent. The Americas CMFT reporting unit’s estimated fair value was also adversely impacted by the
COVID-19
pandemic similar to our EMEA reporting unit. As of December 31, 2021, $290.9 million of goodwill remained in the Americas CMFT reporting unit.
We estimated the fair value of the EMEA and Americas CMFT reporting units based on income and market approaches. Fair value under the income approach was determined by discounting to present value the estimated future cash flows of the reporting unit. Fair value under the market approach utilized the guideline public company methodology, which uses valuation indicators from publicly-traded companies that are similar to our EMEA and Americas CMFT reporting units and considers differences between our reporting unit and the comparable companies.
In estimating the future cash flows of the reporting units, we utilized a combination of market and company-specific inputs that a market participant would use in assessing the fair value of the reporting units. The primary market input was revenue growth rates. These rates were based upon historical trends and estimated future growth drivers such as an aging global population, obesity and more active lifestyles. The impact of declining revenues from the
COVID-19
pandemic was included in the future cash flows. Significant company specific inputs included assumptions regarding how the reporting units could leverage operating expenses as revenue grows and the impact any of our differentiated products or new products will have on revenues.
Under the guideline public company methodology, we took into consideration specific risk differences between our reporting unit and the comparable companies, such as recent financial performance, size risks and product portfolios, among other considerations.
We will continue to monitor the fair value of our reporting units in our interim and annual reporting periods. If our estimated cash flows decrease, we may have to record further impairment charges in the future. Factors that could result in our cash flows being lower than our current estimates include: 1) additional recurrence of the
COVID-19
virus, including variants, causes hospitals to defer elective surgical procedures, 2) decreased revenues caused by unforeseen changes in the healthcare market, or our inability to generate new product revenue from our research and development activities, and 3) our inability to achieve the estimated operating margins in our forecasts from our restructuring programs, cost saving initiatives, and other unforeseen factors. Additionally, changes in the broader economic environment could cause changes to our estimated discount rates and comparable company valuation indicators, which may impact our estimated fair values.
The components of identifiable intangible assets related to continuing operations were as follows (in millions):

	Technology	Intellectual Property Rights	Trademarks and Trade Names	Customer Relationships	IPR&D	Other	Total
As of December 31, 2021:
Intangible assets subject to amortization:
Gross carrying amount	$2,930.7	$381.9	$522.1	$5,109.1	$—	$136.6	$9,080.4
Accumulated amortization	(1,537.1)	(230.2)	(230.7)	(1,939.5)	—	(79.3)	(4,016.8)
Intangible assets not subject to amortization:
Gross carrying amount	—	—	457.0	—	13.0	—	470.0

Total identifiable intangible assets	$1,393.6	$151.7	$748.4	$3,169.6	$13.0	$57.3	$5,533.6

As of December 31, 2020:
Intangible assets subject to amortization:
Gross carrying amount	$2,992.0	$381.9	$527.1	$5,194.7	$—	$98.6	$9,194.3
Accumulated amortization	(1,372.4)	(210.3)	(202.3)	(1,670.8)	—	(66.3)	(3,522.1)
Intangible assets not subject to amortization:
Gross carrying amount	—	—	462.7	—	29.5	—	492.2

Total identifiable intangible assets	$1,619.6	$171.6	$787.5	$3,523.9	$29.5	$32.3	$6,164.4

We recognized IPR&D intangible asset impairment charges of $16.3 million, $33.0 million and $70.1 million in the years ended December 31, 2021, 2020 and 2019, respectively, in “Goodwill and intangible asset impairment” on our consolidated statements of earnings. These impairments were the result of terminated projects or delays and additional costs related to a project. Since these projects had a low probability of success or were not a priority, their terminations are not expected to have a significant impact on our future cash flows.
Estimated annual amortization expense based upon intangible assets recognized as of December 31, 2021 for the years ending December 31, 2022 through 2026 is (in millions):

For the Years Ending December 31,
2022	$521.5
2023	515.2
2024	506.4
2025	459.9
2026	408.3